UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of Registrant as specified in charter)

721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2014

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
August 31, 2013 (Unaudited)
(Classifications are based on the North American Industry Classificiation System)

Shares		Value
	COMMON STOCKS - 99.7%
	Aerospace Product & Parts Manufacturing - 1.7%
10,200	Honeywell International, Inc.	811,614

	Agriculture, Construction & Mining Machinery Manufacturing - 1.7%
6,500	Alamo Group Inc.	294,840
9,100	The Toro Co.	480,571
		775,411
	Air Freight & Logistics - 0.6%
3,200	United Parcel Service, Inc. (UPS) - Class B	273,856

	Animal Slaughtering & Processing - 1.0%
7,300	Sanderson Farms, Inc.	478,004

	Apparel Knitting Mills - 0.3%
4,900	Zumiez, Inc. (a)	130,830

	Automotive Repair & Maintenance - 0.2%
1,700	Monro Muffler Brake, Inc.	75,259

	Basic Chemical Manufacturing - 0.5%
2,400	Westlake Chemical Corp.	242,832

	Building Material & Supplies Dealers - 1.9%
15,800	Fastenal Co.	695,042
2,400	The Home Depot, Inc.	178,776
		873,818
	Business Support Services - 0.5%
5,500	Team, Inc. (a)	214,500

	Cement & Concrete Product Manufacturing - 0.2%
1,400	Eagle Materials, Inc.	89,824

	Chemical & Allied Products Merchant Wholesalers - 0.8%
4,200	Acuity Brands, Inc.	359,100

	Clothing Stores - 4.1%
5,500	ANN INC. (a)	190,850
10,100	Francesca's Holdings Corp. (a)	243,612
28,500	The TJX Companies, Inc.	1,502,520
		1,936,982
	Commercial & Service Industry Machinery Manufacturing - 0.6%
1,500	3D Systems Corp. (a)	77,100
5,900	Copart, Inc. (a)	187,443
		264,543
	Communications Equipment Manufacturing - 3.2%
18,000	Arris Group Inc. (a)	282,060
24,600	Cisco Systems, Inc.	573,426
4,900	Motorola Solutions, Inc.	274,449
5,800	QUALCOMM, Inc.	384,424
		1,514,359
	Computer & Peripheral Equipment Manufacturing - 2.5%
1,700	Apple Inc.	827,985
1,800	International Business Machines Corp. (IBM)	328,086
		1,156,071

	Computer Systems Design & Related Services - 2.4%
5,800	Cerner Corp. (a)	267,148
31,100	Convergys Corp.	548,293
6,900	VeriSign (a)	331,131
		1,146,572
	Cut & Sew Apparel Manufacturing - 1.6%
1,800	Carter's, Inc.	132,552
4,500	Guess?, Inc.	137,250
7,000	Lululemon Athletica Inc. (a)	495,880
		765,682
	Data Processing, Hosting & Related Services - 1.1%
6,100	Acxiom Corp. (a)	151,768
7,000	Red Hat, Inc. (a)	353,640
		505,408
	Drugs & Druggists' Sundries Merchant Wholesalers - 0.5%
2,700	The Procter & Gamble Co.	210,303

	Electronic Shopping & Mail-Order Houses - 0.7%
1,130	Amazon.com, Inc. (a)	317,507

	Electronics & Appliance Stores - 0.6%
9,500	Aaron's, Inc.	257,165

	Engine, Turbine & Power Transmission Equipment Manufacturing - 0.3%
1,300	Cummins, Inc.	160,160

	Freight Transportation Arrangement - 2.6%
7,800	C.H. Robinson Worldwide, Inc.	443,586
7,000	FedEx Corp.	751,520
		1,195,106
	Full-Service Restaurants - 0.7%
7,600	AFC Enterprises, Inc. (a)	311,220

	General Freight Trucking - 0.6%
16,400	Knight Transportation, Inc.	266,992

	Grain & Oilseed Milling - 0.8%
10,500	Unilever NV - NY Reg. Shares - ADR (b)	395,115

	Grocery Stores - 1.1%
8,700	United Natural Foods, Inc. (a)	527,481

	Health & Personal Care Stores - 0.6%
5,100	CVS Caremark Corp.	296,055

	Household & Institutional Furniture and Kitchen Cabinet Manufacturing - 0.7%
15,800	Pier 1 Imports, Inc.	346,336

	Information Services - 2.8%
1,550	Google Inc. (a)	1,312,695

	Internet Services - 0.3%
2,800	eBay Inc. (a)	139,972

	Machinery, Equipment & Supplies Merchant Wholesalers - 1.1%
10,500	Applied Industrial Technologies, Inc.	500,010

	Management, Scientific & Technical Consulting Services - 2.3%
21,500	Salesforce.com, Inc. (a)	1,056,295

	Medical Equipment & Supplies Manufacturing - 3.6%
9,100	3M Co.	1,033,578
1,000	Edwards Lifesciences, Corp. (a)	70,380
4,700	Stryker Corp.	314,383
3,400	Zimmer Holdings, Inc.	268,906
		1,687,247
	Metal Ore Mining - 1.0%
4,600	Agnico-Eagle Mines Ltd. (b)	138,230
7,600	Franco-Nevada Corp. (b)	344,660
		482,890
	Motor Vehicle Body & Trailer Manufacturing - 1.2%
4,000	CLARCOR Inc.	214,240
5,200	Lear Corp.	357,500
		571,740
	Motor Vehicle Parts Manufacturing - 0.5%
5,200	Sun Hydraulics Corp.	159,328
1,100	WABCO Holdings, Inc. (a)	85,789
		245,117
	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 3.5%
2,000	Agilent Technologies, Inc.	93,280
7,700	ArthroCare Corp. (a)	243,859
6,400	Cyberonics, Inc. (a)	325,568
1,000	Danaher Corp.	65,520
12,000	Masimo Corp.	296,880
5,800	MTS Systems Corp.	348,986
11,600	Rofin-Sinar Technologies, Inc. (a)	260,884
		1,634,977
	Office Administrative Services - 0.5%
4,300	Gartner, Inc. (a)	249,271

	Oil & Gas Extraction - 2.4%
3,800	Cimarex Energy Co.	318,478
2,200	Helmerich & Payne, Inc.	138,688
7,300	Occidental Petroleum Corp.	643,933
		1,101,099
	Other Electrical Equipment & Component Manufacturing - 2.5%
19,500	Emerson Electric Co.	1,177,215

	Other Food Manufacturing - 0.9%
5,100	Green Mountain Coffee Roasters, Inc. (a)	440,181

	Other General Merchandise Stores - 1.9%
21,100	Fred's, Inc.	329,793
4,400	O'Reilly Automotive, Inc. (a)	539,924
		869,717
	Other General Purpose Machinery Manufacturing - 2.4%
3,600	Flowserve Corp.	200,844
9,500	Graco, Inc.	660,155
7,000	The Gorman-Rupp Co.	244,790
		1,105,789
	Other Miscellaneous Manufacturing - 0.6%
5,800	Pool Corp.	302,122

	Other Professional, Scientific & Technical Services - 0.5%
2,100	IHS, Inc. (a)	225,015

	Outpatient Care Centers - 0.4%
6,700	U.S. Physical Therapy, Inc.	184,451

	Pesticide, Fertilizer & Other Agricultural Chemical Manufacturing - 0.8%
4,000	Monsanto Co.	391,560

	Petroleum & Coal Products Manufacturing - 2.5%
13,400	Exxon Mobil Corp.	1,167,944

	Pharmaceutical & Medicine Manufacturing - 9.0%
7,600	Ariad Pharmaceuticals, Inc. (a)	141,360
5,000	BioMarin Pharmaceutical Inc. (a)	327,350
5,400	Bristol-Myers Squibb Co.	225,126
7,900	Gilead Sciences, Inc. (a)	476,133
2,000	IDEXX Laboratories, Inc. (a)	187,640
13,000	Johnson & Johnson	1,123,330
1,500	Mead Johnson Nutrition Co.	112,545
1,800	Merck & Co., Inc.	85,122
700	Novo Nordisk A/S - ADR (b)	116,858
1,500	Onyx Pharmaceuticals, Inc. (a)	185,370
8,500	Sanofi - ADR - ADR (b)	406,130
4,100	Techne Corp.	317,791
7,000	Vertex Pharmaceuticals Inc. (a)	526,050
		4,230,805
	Poultry & Egg Production - 0.8%
8,700	Cal-Maine Foods, Inc.	396,981

	Professional & Commercial Equipment & Supplies Merchant Wholesalers - 0.5%
2,300	Henry Schein, Inc. (a)	232,415

	Pulp, Paper & Paperboard Mills - 1.0%
7,900	Schweitzer-Mauduit International, Inc.	452,433

	Rail Transportation - 0.5%
1,500	Union Pacific Corp.	230,310

	Road & Rail - 0.9%
18,500	Werner Enterprises, Inc.	426,240

	Scientific Research & Development Services - 0.7%
3,100	Alexion Pharmaceuticals, Inc. (a)	334,056

	Scientific Research & Development Services - 1.9%
5,300	Babcock & Wilcox Co.	164,247
1,500	Biogen Idec Inc. (a)	319,530
3,200	Covance, Inc. (a)	259,328
4,200	Incyte Corp. (a)	142,338
		885,443
	Semiconductor & Semiconductor Equipment - 1.2%
24,900	Intel Corp.	547,302

	Semiconductor & Other Electronic Component Manufacturing - 5.5%
3,400	Cavium, Inc. (a)	129,098
13,300	Cirrus Logic, Inc. (a)	299,250
9,700	Cree, Inc. (a)	538,253
18,000	Daktronics, Inc.	192,420
15,600	JDS Uniphase Corp. (a)	200,148
6,300	Microchip Technology Inc.	244,503
34,200	NVIDIA Corp.	504,450
9,900	Tyco International Ltd. (b)	327,096
3,600	Xilinx, Inc.	156,312
		2,591,530
	Soap, Cleaning Compound & Toilet Preparation Manufacturing - 0.7%
4,300	Tupperware Brands Corp.	347,311

		Software Publishers - 4.7%
11,000		Aspen Technology, Inc. (a)	367,730
2,600		Intuit Inc.	165,178
6,100		Manhattan Associates, Inc. (a)	533,750
25,800		Microsoft Corp.	861,720
8,200		Oracle Corp.	261,252
			2,189,630
		Sporting Goods, Hobby & Musical Instrument Stores - 0.5%
4,700		Hibbett Sports, Inc. (a)	243,460

		Support Activities for Crop Production - 1.1%
18,200		Fresh Del Monte Produce Inc. (b)	525,252

		Support Activities for Mining - 3.3%
13,500		Halliburton Co.	648,000
30,200		RPC, Inc.	431,256
5,700		Schlumberger Ltd. (b)	461,358
			1,540,614
		Textile, Apparel & Luxury Goods - 0.2%
1,200		NIKE, Inc. - Class B	75,384

		Trading Companies & Distributors - 0.4%
800		W.W. Grainger, Inc.	197,880

		Ventilation, Heating, Air-Conditioning & Commercial Refrigeration Equipment Manufacturing - 1.0%
13,700		Donaldson Co., Inc.	482,788

		TOTAL COMMON STOCKS (Cost $40,808,259)	46,673,246

		Total Investments (Cost ($40,808,259) - 99.7%	46,673,246
		Other Assets in Excess of Liabilities - 0.3%	146,360
		TOTAL NET ASSETS - 100.0%	$46,819,606

	ADR	American Depository Receipt
	(a)	Non Income Producing
	(b)	Foreign Issued Securities

		The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows*:

		Cost of investments	$40,808,259
		Gross unrealized appreciation on investments	6,553,138
		Gross unrealized depreciation on investments	(688,151)
		Net unrealized appreciation on investments	$5,864,987

		*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous
		fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s
		most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2013 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Inputs that are  used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels whithin the hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$46,673,246	-	-	$46,673,246
Total*	$46,673,246	-	-	$46,673,246

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

There were no transfers into or out of Level, 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund's policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

In May 2011, the FASB issued AU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Company's financial statements.

Derivatives and Hedging Activities at August 31, 2013 (Unaudited)

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities.  The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position.  The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By  /s/ Bassam Osman                                   .
       Bassam Osman, President

Date  October 29, 2013                                   .

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Bassam Osman                                   .
       Bassam Osman, President

Date  October 29, 2013                                    ..

By  /s/ Mohammad Basheeruddin
       Mohammad Basheeruddin, Treasurer

Date  October 29, 2013                                    ..